Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	2,532,823	2,316,537	326,277
Allowance for credit losses	(130,148)	(147,495)	(20,774)
Accounts receivable, net	2,402,675	2,169,042	305,503

Schedule of Movement of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	360,299	240,326	130,148	18,331
(Reversal) /Provisions	(62,267)	(41,943)	40,328	5,680
Write-offs	(57,706)	(68,235)	(22,981)	(3,237)
Balance at the end of the year	240,326	130,148	147,495	20,774